UNINCORPOATED ARRANGEMENT (Details) - USD ($) $ in Millions		2 Months Ended	12 Months Ended
	Jan. 31, 2023	Feb. 16, 2023	Dec. 31, 2022
Sumitomo Metal Mining Co Ltd
Disclosure of joint ventures [line items]
Proportion of voting rights held in joint venture transferred	10.00%
Unincorporated Joint Venture
Disclosure of joint ventures [line items]
Proportion of voting rights held in joint venture			70.00%
Unincorporated Joint Venture | Disposal of major subsidiary
Disclosure of joint ventures [line items]
Increase (decrease) In proportion of voting rights held in joint venture		(5.00%)
Unincorporated Joint Venture | Sumitomo Metal Mining Co Ltd
Disclosure of joint ventures [line items]
Proportion of voting rights held in joint venture			70.00%
Unincorporated Joint Venture | Sumitomo Metal Mining Co Ltd | Disposal of major subsidiary
Disclosure of joint ventures [line items]
Proportion of voting rights held in joint venture		65.00%
Commitments in relation to joint ventures		$ 126.4
Unincorporated Joint Venture | Sumitomo Metal Mining Co Ltd | Forecast
Disclosure of joint ventures [line items]
Commitments in relation to joint ventures	$ 340.0